Queens Road Small Cap Value Fund (QRSVX)

a series of Bragg Capital Trust

Supplement dated December 13, 2017
to the Fund’s Prospectus dated October 1, 2017
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Effective January 1, 2018, the management fee for Queens Road Small Cap Value Fund is lowered to 1.18%.

In connection with this change to the Management Fee, all references to the Fund’s Management Fee in the Prospectus are revised to reflect the lowered management fee.  Additionally, effective January 1, 2018, the following tables on Page 6 of the Prospectus are deleted in their entirety and replaced as follows:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	1.18%
Distribution and Service (12b-1) Fees	None
Other Expenses (1)	0.00%
Total Annual Fund Operating Expenses	1.18%

(1)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

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You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information dated October 1, 2017, and provide information that you should know about the Fund before investing.  The Fund’s Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated by reference.  Copies of these documents may be obtained without charge by visiting www.queensroadfunds.com or by calling 1-800-595-3088.

Queens Road Small Cap Value Fund (QRSVX)

a series of Bragg Capital Trust

Supplement dated December 13, 2017
to the Fund’s Statement of Additional Information dated October 1, 2017
______________________________________________________________________

Effective January 1, 2018, the management fee for Queens Road Small Cap Value Fund is lowered to 1.18%. In connection with this change to the Management Fee, the “Management Fee” section on page 18 of the SAI is deleted and replaced as follows:

Management Fee

As described in the Prospectus, each Fund pays the Advisor a management fee based on the net assets of the Fund. The following table illustrates the fee structure. The fees are expressed as a percentage of the Fund’s average net assets.

Net Assets	Queens Road Value Management Fee	Queens Road Small Cap Management Fee
$0 -$250,000,000	0.95%	1.18%
$250,000,001 - $500,000,000	0.85%	1.18%
Greater than $500,000,000	0.80%	1.15%

The Queens Road Value Fund paid advisory fees of $356,510, $352,106 and $389,106 for the fiscal years ended May 31, 2015, 2016 and 2017, respectively. The Queens Road Small Cap Fund paid advisory fees of $943,457, $1,161,009 and $1,911,651 for the fiscal years ended May 31, 2015, 2016 and 2017, respectively.
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You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information dated October 1, 2017, and provide information that you should know about the Fund before investing.  The Fund’s Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated by reference.  Copies of these documents may be obtained without charge by visiting www.queensroadfunds.com or by calling 1-800-595-3088.